Segment Information	6 Months Ended
Jun. 30, 2012
Segment Information [Text Block]
9—SEGMENT INFORMATION

In July of fiscal year 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the holding company, EDAP TMS S.A. (‘EDAP TMS Corporate’),, the High Intensity Focused Ultrasound (‘HIFU’) Division and the Urological Devices and Services (‘UDS’) Division.

In January 2007, the Company announced that a fourth segment was created, named FDA PMA, to report the on the clinical activity pursuing the FDA approval for the Ablatherm.

26

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Segment operating profit or loss are determined in accordance with the same policies as those described in the summary of significant accounting policies except that interest income and expense, current and deferred income taxes, are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	6 months 2012	6 months 2011
Segment operating loss	(1,943)	(1,930)
Interest income, net	(3,941)	1,194
Foreign Currency exchange (losses) gains, net	(11)	(400)
Other income, net net	40	-
Income tax (expense) credit net	(25)	(94)
Consolidated net loss net	(5,880)	(1,230)

A summary of the Company’s operations by business unit is presented below for periods ending  June 30, 2012 and 2011:

	HIFU Division	UDS Division	EDAP TMS Corporate	Total before FDA PMA	FDA PMA	Total consolidated
6 months 2012
Sales of Goods (incl. consumables)	466	5,746	__	6,212	__	6,212
Sales of RPPs & Leases,	1,505	696	__	2,201	__	2,201
Sales of Spare Parts & Services	454	2,096		2,550		2,550
Total Net Sales	2,426	8,538	__	10,963	__	10,963
Other Revenues	(3)	3		-		-
Total Revenues	2,422	8,541		10,963		10,963
Gross Profit	1,103	3,193	__	4,296	__	4,296
Research & Development	(717)	(451)	__	(1,168)	(395)	(1,563)
SG&A + Depreciation	(1,349)	(2,697)	(589)	(4,634)	(42)	(4,676)
Operating income (loss)	(964)	46	(589)	(1,507)	(437)	(1,943)

	HIFU Division	UDS Division	EDAP TMS Corporate	Total before FDA PMA	FDA PMA	Total consolidated
6 months 2011
Sales of Goods (incl. consumables)	423	3,312	__	3,736	__	3,736
Sales of RPPs & Leases,	1,700	652	__	2,352	__	2,352
Sales of Spare Parts & Services	596	1,942		2,537		2,537
Total Net Sales	2,719	5,906	__	8,625	__	8,625
Other Revenues	25			25		25
Total Revenues	2,744	5,906		8,650		8,650
Gross Profit	1,470	2,029	__	3,500	__	3,500
Research & Development	(446)	(400)	__	(846)	(336)	(1,182)
SG&A + Depreciation	(1,310)	(2,271)	(631)	(4,212)	(36)	(4,248)
Operating income (loss)	(285)	(642)	(631)	(1,558)	(372)	(1,930)